Consolidated Balance Sheets	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Current assets
Cash and cash equivalents	$ 1,284,000	$ 1,694,000	$ 3,007,000
Accounts receivable, net	23,000	30,000	70,000
Deposits, prepaid expenses and other current assets	500,000	660,000	690,000
Deferred initial public offering ("IPO") costs	1,576,000	2,079,000
Total current assets	3,383,000	4,463,000	3,767,000
Non-current assets
Property and equipment, net	46,000	61,000	24,000
Intangible assets, net	510,000	673,000	532,000
Goodwill, net
Total non-current assets	556,000	734,000	556,000
TOTAL ASSETS	3,939,000	5,197,000	4,323,000
Current liabilities
Accounts payable	4,141,000	5,463,000	3,401,000
Accrued expenses and other current liabilities	1,457,000	1,922,000	827,000
Convertible loan from third parties	1,746,000	2,303,000
Note from a shareholder	2,160,000	2,850,000
Operating lease obligations	37,000	49,000
Total current liabilities	9,541,000	12,587,000	4,228,000
Non-current liabilities
Convertible loan from third parties			5,094,000
Deferred tax liabilities	24,000	32,000
Total non-current liabilities	24,000	32,000	5,094,000
TOTAL LIABILITIES	9,565,000	12,619,000	9,322,000
SHAREHOLDERS’ EQUITY
Ordinary shares, US$0.0002 of nominal or par value, 175,000,000 Class A shares and 75,000,000 Class B shares authorized, 12,571,044 Class A shares as of December 31, 2023 (2022: 8,159,166) and 3,542,400 Class B shares issued and outstanding for both periods	3,000	4,000	3,000
Additional paid-in capital	14,146,000	18,663,000	8,101,000
Accumulated deficit	(19,626,000)	(25,893,000)	(13,066,000)
Foreign currency translation reserve	(89,000)	(117,000)
Deficit attributable to owners of the Company	(5,566,000)	(7,343,000)	(4,962,000)
Non-controlling interests	(60,000)	(79,000)	(37,000)
Total shareholders' deficit	(5,626,000)	(7,422,000)	(4,999,000)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,939,000	$ 5,197,000	$ 4,323,000